Property and Equipment, net (Tables)	12 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment net
	September 30, 2021	September 30, 2020
	US$	US$
Land	1,007,273	1,007,273
Buildings	2,131,945	2,113,415
Machinery & equipment	84,542	84,542
Vehicles	127,997	156,175
Furniture and fixtures	71,301	71,301
Software	698,000	230,938
Total	4,121,058	3,663,644
Less: Accumulated depreciation	$(641,136)	$(543,080)
Property and equipment, net	3,479,922	3,120,564